Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Operating activities
Net income	$ 16,571,000	102,621,000	88,493,000	154,139,000
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and Amortization	6,863,000	42,499,000	35,746,000	27,791,000
Deferred income taxes	(727,000)	(4,499,000)	(2,053,000)	(895,000)
Allowance for doubtful accounts	4,295,000	26,595,000	17,198,000	5,562,000
Provision for inventories	353,000	2,183,000	748,000	2,508,000
Loss/(gain) on disposal of property, plant and equipment	(40,000)	(250,000)	(27,000)	121,000
Employee stock-based compensation	277,000	1,713,000	2,556,000	2,398,000
Changes in operating assets and liabilities
Restricted cash	(459,000)	(2,845,000)	(3,155,000)	5,123,000
Accounts receivable	(20,188,000)	(125,016,000)	(104,914,000)	(200,726,000)
Notes receivable	399,000	2,470,000	21,627,000	(84,811,000)
Inventories	(3,439,000)	(21,296,000)	44,510,000	(38,016,000)
Prepaid expenses	(1,573,000)	(9,741,000)	67,606,000	108,162,000
Other receivables	(852,000)	(5,277,000)	(2,680,000)	(3,437,000)
Accounts payable	1,191,000	7,373,000	9,389,000	54,803,000
Notes Payable	4,238,000	26,243,000	(48,002,000)	(93,787,000)
Income tax	569,000	3,523,000	(2,899,000)	3,724,000
Value added tax	621,000	3,849,000	2,005,000	(1,239,000)
Advances from customers	158,000	982,000	5,982,000	44,428,000
Commission payable	4,710,000	29,169,000	24,849,000	(8,966,000)
Accrued employee benefits	125,000	778,000	(8,505,000)	5,592,000
Government grants	(565,000)	(3,500,000)	(150,000)	5,000,000
Other liabilities	1,810,000	11,211,000	(24,022,000)	38,867,000
Net cash provided by/(used in) operating activities	14,337,000	88,785,000	124,302,000	26,341,000
Investing activities
Purchases of property, plant and equipment	(370,000)	(2,289,000)	(55,298,000)	(47,476,000)
Proceeds from sales of property, plant and equipment	40,000	250,000	180,000	201,000
Payment for construction-in-progress	(12,667,000)	(78,445,000)	(168,352,000)	(2,403,000)
Purchase of Land use right				(34,084,000)
Payment for investment in subsidiary				(11,535,000)
Purchase of short term investment	(50,719,000)	(314,090,000)	(150,000,000)
Sales of short term investment	57,179,000	354,090,000	80,000,000
Receipt of government grant for new plant construction	1,582,000	9,794,000	19,383,000
Sales of investment in Beijing Jinpan Huineng Co.			200,000
Net cash used in investing activities	(4,955,000)	(30,690,000)	(273,887,000)	(95,297,000)
Financing activities
Proceeds from bank loans	42,213,000	261,415,000	397,841,000	302,382,000
Repayment of bank loans	(44,400,000)	(274,954,000)	(266,299,000)	(248,192,000)
Proceeds from exercise of stock options	216,000	1,337,000	135,000
Dividends paid	(1,950,000)	(12,074,000)	(18,323,000)	(14,626,000)
Net cash provided by/(used in) financing activities	(3,921,000)	(24,276,000)	113,354,000	39,564,000
Effect of exchange rate changes on cash	611,000	(286,000)	(25,000)	(311,000)
Net increase/(decrease) in cash and cash equivalents	6,072,000	33,533,000	(36,256,000)	(29,703,000)
Cash and cash equivalents at beginning of year	18,510,000	116,341,000	152,597,000	182,300,000
Cash and cash equivalents at end of year	24,582,000	149,874,000	116,341,000	152,597,000
Interest paid	2,724,000	16,869,000	10,528,000	8,303,000
Income taxes paid	$ 2,470,000	15,296,000	19,048,000	17,720,000